Administration of Trust - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($) km	Dec. 31, 2019 ARS ($)
Disclosure of management trust [line items]
Contributions | $	$ 91,913	$ 132,613	$ 60,633
Monte Division [member] | Bottom of Range [member]
Disclosure of management trust [line items]
Improved distance of railway completed		295
Monte Division [member] | Top of Range [member]
Disclosure of management trust [line items]
Improved distance of railway completed		305